Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 62,031	$ 89,159	$ 42,636
Marketable securities	124,579
Prepaid expenses and other current assets	2,448	840	1,088
Total current assets	189,058	89,999	43,724
Property and equipment, net	1,893	2,241	2,514
Deferred offering costs		1,343
Other assets	711	1,853
Other assets, excluding deferred offering costs		510	496
Total assets	191,662	94,093	46,734
Current liabilities:
Accounts payable	1,598	152	446
Accrued other liabilities	5,330	5,202	2,150
Total current liabilities	6,928	5,354	2,596
Deferred rent-long term	359	765	1,251
Other liabilities-long term			47
Total liabilities	7,287	6,119	3,894
Commitments and contingencies (See Note 9,10)
Stockholders' equity (deficit):
Common stock	3
Additional paid-in capital	322,535	2,606	1,381
Accumulated deficit	(138,134)	(92,690)	(65,807)
Accumulated other comprehensive loss	(29)
Total stockholders' equity (deficit)	184,375	(90,084)	(64,426)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 191,662	94,093	46,734
Series A Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock		15,431	15,431
Series B Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock		53,906	53,906
Series C Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock		53,172	$ 37,929
Series D Convertible Preferred Stock
Convertible preferred stock:
Convertible preferred stock		$ 55,549